Other operating income and expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Operating Income And Expenses
Other operating income	R$ 885,774	R$ 914,084	R$ 792,639
Other operating expense	(1,238,328)	(1,559,663)	(1,237,133)
Contributions to fund guarantee of credit - FGC	(488,448)	(473,801)	(428,016)
Total	R$ (841,002)	R$ (1,119,380)	R$ (872,510)